Current assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Current assets and liabilities
Schedule of aging of trade accounts receivable

	Dec 31	Dec 31
	2025	2024
	in k€	in k€
Not past due	116,100	87,986
Risk provision not past due	(589)	(161)
Weighted average loss rate	0.51%	0.18%
Past due 1-30 days	12,780	13,098
Risk provision 1-30 days	(199)	(43)
Weighted average loss rate	1.56%	0.33%
Past due 31-120 days	5,612	9,473
Risk provision 31-120 days	(336)	(32)
Weighted average loss rate	6.00%	0.34%
More than 120 days	15,557	16,903
Risk provision more than 120 days	(12,961)	(10,905)
Weighted average loss rate	83.31%	64.51%
Total trade accounts receivable	135,963	116,319

Schedule of changes in loss allowances on trade accounts receivable

	Credit-impaired	Lifetime expected
	Trade accounts receivable	credit losses
	(individually assessed)	(collectively assessed)
	k€	k€	k€
Balance as of January 1, 2024	6,121	331	6,452
Change in provision for ECL	—	194	194
Additions/Reductions	7,969	—	7,969
Recoveries collected	(3,474)	—	(3,474)
Deduction from allowance	—	—	—
Currency translation adjustments and other	—	—	—
Balance as of December 31, 2024	10,616	526	11,141

Balance as of January 1, 2025	10,616	526	11,141
Change in provision for ECL	—	242	242
Additions/Reductions	4,672	—	4,672
Recoveries collected	(271)	—	(271)
Deduction from allowance	(1,843)	—	(1,843)
Currency translation adjustments and other	145	—	145
Balance as of December 31, 2025	13,319	768	14,086

Schedule of inventories

	Dec 31	Dec 31
	2025	2024
	in k€	in k€
Raw materials	26,984	29,455
Work-in-progress	2,333	1,667
Total inventories	29,317	31,122

Schedule of prepaid expenses and other current assets

in k€	December 31, 2025	December 31, 2024
Prepaid expenses	18,970	22,240
Other current assets	11,510	23,279
Total prepaid expenses and other current assets	30,480	45,519